Cover Page	Mar. 03, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 03, 2021
Entity Registrant Name	MARVELL TECHNOLOGY GROUP LTD
Entity Central Index Key	0001058057
Amendment Flag	false
Entity Incorporation, State or Country Code	D0
Entity File Number	0-30877
Entity Tax Identification Number	77-0481679
Entity Address, Address Line One	Victoria Place, 5th Floor
Entity Address, Address Line Two	231 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 10
Entity Address, Country	BM
City Area Code	441
Local Phone Number	294-8096
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Shares
Trading Symbol	MRVL
Security Exchange Name	NASDAQ